FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Total derivative instruments - long-term assets	$ 3,184	$ 3,406
Total derivative instruments - short-term liabilities	738	1,572
Total derivative instruments - long-term liabilities	17,209	32,712
Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	2,077	0
Total derivative instruments - short-term liabilities	68	703
Total derivative instruments - long-term liabilities	2,316	7,926
Designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	0	28
Total derivative instruments - long-term liabilities	2,685	3,006
Designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	1,019	3,373
Total derivative instruments - long-term liabilities	10,038	8,301
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	88	0
Total derivative instruments - short-term liabilities	670	869
Total derivative instruments - long-term liabilities	2,159	13,479
Not designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	0	5
Total derivative instruments - long-term liabilities	$ 11	$ 0